650 Page Mill Road Palo Alto, CA 94304-1050 PHONE 650.493.9300 FAX 650.493.6811 www.wsgr.com
June 27, 2007
Securities and Exchange Commission
100 F. Street, NE
Washington, DC 20549

Re:	Renegy Holdings, Inc.
Ladies and Gentlemen:
     Attached for filing pursuant to the Securities Act of 1933, as amended, is a Registration Statement on Form S-4 relating to the proposed registration of shares of common stock of Renegy Holdings, Inc., together with exhibits. Renegy Holdings is a newly formed holding company created for purposes of completing the proposed business combination of Catalytica Energy Systems, Inc. (Commission File No. 000-31953) and Snowflake White Mountain Power, LLC, Renegy LLC and Renegy Trucking LLC, all privately held companies, as further described in the preliminary proxy statement/prospectus contained in the Registration Statement. Catalytica Energy Systems will solicit proxies and hold a special meeting of stockholders in connection with the transaction.
     A wire transfer in the amount of $3,000 has been wired to the Commission’s account at Mellon Bank.
     Please call Donna M. Petkanics, Esq., Bradley L. Finkelstein, Esq. or the undersigned at (650) 493-9300 if you have any questions.
Sincerely,
WILSON SONSINI GOODRICH & ROSATI
Professional Corporation

/s/ Daniel J. Rodriguez

Cc:	Robert W. Zack, Catalytica Energy Systems, Inc.
Richard M. Weinroth, Esq., Catalytica Energy Systems, Inc.
Christopher D. Johnson, Esq., Squire, Sanders & Dempsey L.L.P.
Christopher A. Van Tuyl, Esq., Squire, Sanders & Dempsey, L.L.P.
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